LORD ABBETT MID-CAP VALUE FUND, INC.

Supplement dated March 19, 2008 to the

Prospectus dated September 14, 2007

(Class A, B, C, F, P, R2 & R3)

Effective April 1, 2008, shares of the Fund once again will be available for purchase by new investors.  Accordingly, the section “Your Investment – Information on the Availability of Mid Cap Value Fund” is deleted.  In addition, effective May 1, 2008, the Fund once again will pay Lord Abbett Distributor LLC fees pursuant to Rule 12b-1 for the Fund’s Class A shares at the rate of 0.35% (as compared with the rate of 0.30% during the period in which shares of the Fund were not available to new investors).

LORD ABBETT MID-CAP VALUE FUND, INC.

Supplement dated March 19, 2008 to the

Prospectus dated September 14, 2007

(Class I)

Effective April 1, 2008, shares of the Fund once again will be available for purchase by new investors.  Accordingly, the section “Your Investment – Information on the Availability of Mid Cap Value Fund” is deleted.

LORD ABBETT MID-CAP VALUE FUND, INC.

Supplement dated March 19, 2008 to the

Statement of Additional Information dated September 14, 2007

(Class A, B, C, F, I, P, R2 & R3)

Effective April 1, 2008, shares of the Fund once again will be available for purchase by new investors.  Accordingly, the second paragraph in the section “Fund History” is deleted.